APEX II - SUPP. (3/25/2002)
                                            Supplement to Prospectus Dated January 17, 2002
                                                    Supplement dated March 25, 2002

This Supplement  should be retained with the current  Prospectus for your variable  annuity  contract  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  If  you  do  not  have  a  current  Prospectus,  please  contact  American  Skandia  at
1-800-SKANDIA.

Dollar Cost Averaging Promotion

The following provision is inserted in the section of the Prospectus entitled "Do You Offer Dollar Cost Averaging?".

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American Skandia is currently  offering Fixed  Allocations with Guarantee  Periods of 6 months or 12 months  exclusively for use with a
Dollar Cost Averaging program ("DCA Fixed  Allocations").  DCA Fixed  Allocations are designed to automatically  transfer Account Value in either 6 or 12 payments  under a Dollar Cost  Averaging  program.  Dollar Cost  Averaging  transfers will begin on the day following the date the DCA Fixed  Allocation  is  established  and each month  following  until the entire  principal  amount  plus  earnings  is transferred.  DCA Fixed  Allocations may only be established with your initial Purchase Payment or additional  Purchase  Payments.  You may not transfer  existing Account Value to a DCA Fixed  Allocation.  We reserve the right to terminate  offering these special purpose
Fixed Allocations at any time.
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Account  Value  allocated  to the DCA Fixed  Allocation  will be  transferred  to the  Sub-accounts  you choose  under the Dollar  Cost
Averaging  program.  If you terminate  the Dollar Cost  Averaging  program  before the entire  principal  amount plus earnings has been transferred to the  Sub-account(s),  you must transfer all remaining Account Value to any other investment  option.  Unless you provide alternate  instructions  at the time you terminate the Dollar Cost  Averaging  program,  Account Value will be  transferred  to the AST
Money Market  Sub-account.  Transfers from Fixed  Allocations  as part of a Dollar Cost  Averaging  program are not subject to a Market
Value  Adjustment.  However,  a Market Value Adjustment will apply if you terminate the Dollar Cost Averaging program before the entire principal amount plus earnings has been transferred to the Sub-account(s).

Short-term Fixed Allocations Promotion

The following provision is inserted in the section of the Prospectus entitled "How Do The Fixed Investment Options Work?".

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American  Skandia is currently  offering Fixed  Allocations  with Guarantee  Periods of 3 months or 6 months  exclusively  for use as a short-term Fixed Allocation  ("Short-term Fixed  Allocations").  Short-term Fixed Allocations may only be established with your initial
Purchase Payment or additional  Purchase  Payments.  You may not transfer existing Account Value to a Short-term Fixed  Allocation.  We reserve the right to terminate offering these special purpose Fixed Allocations at any time.
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On the Maturity Date of the Short-term  Fixed  Allocation,  the Account Value will be transferred to the  Sub-account(s)  you choose at the  inception of the  program.  If no  instructions  are  provided,  such Account  Value will be  transferred  to the AST Money Market
Sub-account.  Short-term  Fixed  Allocations  may not be renewed on the Maturity  Date.  If you  surrender  the Annuity or transfer any
Account Value from the Short-term  Fixed  Allocation to any other  investment  option before the end of the Guarantee  Period, a Market
Value Adjustment will apply.